Mar. 31, 2016
MORGAN STANLEY LIQUID ASSET FUND INC
MORGAN STANLEY LIQUID ASSET FUND INC
Morgan Stanley March 31, 2016 Supplement SUPPLEMENT DATED MARCH 31, 2016 TO THE PROSPECTUSES OF Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2015 (each, a "Fund")

The following is hereby added as the last sentence to the section of each Fund's Prospectus entitled "Fund Summary—Principal Risks":

The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.